LICENSING AGREEMENTS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 12, 2020	Feb. 28, 2021	Dec. 28, 2020	May 17, 2017	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 01, 2021	Feb. 02, 2016
License fees			$ 250,000
No of share Exchange									431,111
Restricted common stock									$ 100,000
obligation of the initial payment					$ 300,000	$ 300,000	$ 300,000	$ 300,000
common stock Issue	$ 6,667					133	84,656	89,286
Company paid CMH						50,000	$ 40,000	$ 50,000
License agreement description			(the “Upfront Royalty”), which can also be paid in CELZ stock at a discount of 25% of the closing price of $0.0037, which is based on the date of this agreement
Continuing royalty description					Within thirty (30) days of the end of each calendar quarter during the term of this Agreement, Licensee will pay Licensor five percent (5%) of the Net Income of ImmCelz™
Amortization expenses					$ 92,084	66,792
Number of share issuance of common stock to Jadi Cell		180,180
Payments upon completion of the IRB clinical trial				$ 200,000
Payments in the event of commercialization of technology				300,000
Option [Member]
Initial payment	$ 100,000			100,000
Payments upon signing agreement with university for the initiation of an IRB clinical trial				100,000
Payments upon filing an IND with the FDA				100,000
Payments upon dosing of the first patient in a Phase 1-2 clinical trial				200,000
Payments upon dosing of the first patient in Phase 3 clinical trial				$ 400,000
Percentage of discount on the basis of recent trading price				30.00%
Share price for two or more consecutive trading days				0.01
Series B, Preferred Stock
License fees					250,000
Amortization expenses					45,940
Carrying value of patent					$ 202,314
Expiration period of finite-lived intangible assets					2027
Expected annual amortization amount					$ 25,000	46,000
Series C Preferred Stock
Carrying value of patent					$ 40,987
Expiration period of finite-lived intangible assets					2026
Expected amount of amortization					$ 9,972
Common Stock
Amortization expenses					1,172
Carrying value of patent					$ 4,084
Expiration period of finite-lived intangible assets					2026
Expected amount of amortization					$ 1,172
Additional Paid In Capital
Amortization expenses					10,000
Carrying value of patent					$ 55,000
Expiration period of finite-lived intangible assets					2027
Expected amount of amortization					$ 10,000
Retained Earnings (Accumulated Deficit)
Amortization expenses					25,000	$ 0
Carrying value of patent					$ 225,000
Expiration period of finite-lived intangible assets					2030
Option Warrant [Member]
Royalty payment percentage				5.00%
Non-royalty sublease income percentage				50.00%